Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2010
Summary of Significant Accounting Policies [Abstract]
Summary of Significant Accounting Policies
2. Summary of Significant Accounting Policies
(a) Basis of Presentation
     The consolidated financial statements of the Group have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).
(b) Basis of Consolidation
     The consolidated financial statements include the financial statements of Focus Media Holding, its majority-owned subsidiaries, its VIEs and their majority-owned subsidiaries. All inter-company transactions and balances have been eliminated upon consolidation.
(c) Cash and Cash Equivalents
     Cash and cash equivalents consist of cash on hand and highly liquid investments which are unrestricted as to withdrawal or use, and which have original maturities of three months or less when purchased.
(d) Use of Estimates
     The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and revenue and expenses in the financial statements and accompanying notes. Actual results could differ from such estimates. Significant accounting estimates reflected in the Group’s financial statements include allowance for doubtful accounts, useful lives of long-lived assets, assumptions utilized in computing agency rebates, the impairment of long-lived assets and goodwill, the recognition and measurement of current and deferred income tax assets, valuation of financial instruments, and the valuation and recognition of share-based compensation. The actual results experienced by the Group may differ from management’s estimates.
(e) Investments
     The Group enters into asset management agreements to invest in debt and equity securities with commercial banks from time to time. Certain asset management agreements have a definite investment period. When the Group has both the positive intent and ability to hold these debt investments to maturity, it classifies them as held-to-maturity and records them at amortized cost. All held-to-maturity investments have remaining maturities of less than one year.
     Certain asset management agreements may not have a definite investment period. The Group classifies these investments in debt and equity securities as available-for-sale securities, which are stated at fair market value with unrealized gains and losses recorded in accumulated other comprehensive income. All available-for-sale debt and equity investments have remaining maturities of less than one year. The Group routinely reviews available-for-sale and held-to-maturity investments for other-than-temporary declines in fair value below the cost basis, and when events or changes in circumstances indicate the carrying value of an asset may not be recoverable, the investments are written down to fair value.
     As of December 31, 2009 and 2010, all the investments of the Group were classified as held-to-maturity and recorded at amortized costs.
(f) Investment in equity affiliates
     Affiliated companies are entities over which the Group has significant influence, but which it does not control. The Group generally considers an ownership interest of 20% or higher to represent significant influence. Investments in equity affiliates are accounted for by the equity method of accounting. Under this method, the Group’s share of the post-acquisition profits or losses of affiliated companies is recognized in the consolidated statement of operations and its shares of post-acquisition movements in other comprehensive income are recognized in other comprehensive income. Unrealized gains on transactions between the Group and its affiliated companies are eliminated to the extent of the Group’s interest in the affiliated companies; unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the asset transferred. When the Group’s share of losses in an affiliated company equals or exceeds its interest in the affiliated company, the Group does not recognize further losses, unless the Group has incurred obligations or made payments on behalf of the affiliated company. An impairment loss is recorded when there has been a loss in value of the investment that is other-than-temporary.
(g) Equipment, Net
     Equipment, net is carried at cost less accumulated depreciation. Depreciation is calculated on a straight-line basis over the following estimated useful lives:

Media display equipment	5 years
Computers and office equipment	5 years
Vehicles	5 years
Leasehold improvements	lesser of the term of the lease or the estimated useful lives of the assets
Gains and losses from the disposal of property and equipment are included in income from operations.
(h) Acquired Intangible Assets, net
     Acquired intangible assets, which consist of operation and broadcasting rights, lease agreements, customer bases, customer backlogs, trademarks, non-compete agreements, and acquired technology are valued at cost less accumulated amortization. Amortization of acquired intangible assets (except for certain customer bases) is calculated using the straight-line method over their expected useful lives of one to ten years. Amortization of certain customer bases are calculated using an accelerated method over the expected useful lives of the underlying customers.
(i) Impairment of Long-Lived Assets
     The Group evaluates its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. When these events occur, the Group measures impairment by comparing the carrying amount of the assets to the future undiscounted cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the future undiscounted cash flow is less than the carrying amount of the assets, the Group recognizes an impairment loss equal to the excess of the carrying amount over the fair value of the assets.
(j) Impairment of Goodwill
     The Group performs an annual two-step goodwill impairment test. The first step compares the fair value of each reporting unit to its carrying amount, including goodwill. If the fair value of each reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of goodwill to the carrying value of a reporting unit’s goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. This allocation process is only performed for purposes of evaluating goodwill impairment and does not result in an entry to adjust the value of any assets or liabilities. An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill.
(k) Revenue Recognition
     The Group’s revenues are primarily derived from advertising services and to a lesser extent, sales from advertising equipment.
     Revenues from advertising services and advertising equipment are recognized when (i) persuasive evidence of an arrangement exists; (ii) delivery of the products and/or services has occurred and risks and rewards of ownership have passed to the customer; (iii) the selling price is both fixed and determinable; and (iv) collection of the resulting receivable is reasonably assured.
     The Group generates advertising service revenues from the sale of advertising time slots in the out-of-home television advertising networks, the sales of frame space on the poster frame network, advertising time slots on big screen networks leased from movie theatres and on traditional billboard networks. In the majority of advertising arrangements, the Group acts as a principal in the transaction and records advertising revenues on a gross basis. The associated expenses are recorded as cost of revenues. In some instances the Group is considered an agent and recognizes revenue on a net basis. Revenues from advertising services are recognized, net of agency rebates, ratably over the period in which the advertisement is displayed, assuming all other revenue recognition criteria have been met.
     Revenues from the sale of advertising equipment are recognized upon delivery, assuming all other revenue recognition criteria have been met.
     The Group entered into franchise arrangements with a number of third party franchisors. Revenue from initial franchise fees was recognized when the franchise sale transaction was completed, that is, when all material services or conditions relating to the sale had been substantially performed or satisfied by the franchisor.
     Prepayments for advertising services are deferred and recognized as revenue when the advertising services are rendered.
(l) Operating Leases
     Leases where substantially all the rewards and risks of ownership of assets remain with the leasing company are accounted for as operating leases. Payments made under operating leases are charged to the consolidated statements of operations on a straight-line basis over the lease periods.
(m) Advertising Costs
     The Group expenses advertising costs as incurred. Total advertising expenses were $1,031,292, $559,612 and $718,877 for the years ended December 31, 2008, 2009, and 2010, respectively, and have been included in general and administrative expenses.
(n) Foreign Currency Translation
     The functional and reporting currency of Focus Media Holding is the United States dollar (“US dollar”). Monetary assets and liabilities denominated in currencies other than the US dollar are translated into the US dollar at the rates of exchange ruling at the balance sheet date. Transactions in currencies other than the US dollar during the year are converted into US dollar at the applicable rates of exchange prevailing at the transactions date. Transaction gains and losses are recognized in other operating income (expenses), net. The financial records of the Group’s subsidiaries and its VIEs are maintained in its local currency, the Renminbi (“RMB”), which is the functional currency. Assets and liabilities are translated at the exchange rates at the balance sheet date. Equity accounts are translated at historical exchange rates and revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive income in the statements of equity and comprehensive income (loss).
(o) Income Taxes
     Deferred income taxes are recognized for temporary differences between the tax basis of assets and liabilities and their reported amounts in the financial statements, net operating loss carry forwards and credits by applying enacted statutory tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities. The components of the deferred tax assets and liabilities are individually classified as current and non-current based upon the classification of the related asset or liability in the financial statements or the expected timing of their reversal if they do not relate to a specific asset or liability.
     The Group only recognizes tax benefits related to uncertain tax positions when such positions are more likely than not of being sustained upon examination. For such position, the amount of benefit the Group recognizes is the largest amount of tax benefit that is more than fifty percent likely of being sustained upon the ultimate settlement of such uncertain position.
(p) Comprehensive Income (Loss)
     Comprehensive income (loss) includes foreign currency translation adjustments and unrealized gains (losses) on investments classified as available-for-sale. Comprehensive income is reported in the consolidated statements of changes in equity and comprehensive income (loss).
(q) Fair Value of Financial Instruments
     Fair value is defined as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers and it considers assumptions that market participants would use when pricing the asset or liability.
     The Group applies a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Under this hierarchy, there are three levels of inputs that may be used to measure fair value:
     Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.
     Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical asset or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model- derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.
     Level 3 applies to asset or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.
     The Group did not have any financial instruments that were required to be measured at fair value on a recurring basis as of December 31, 2009 and 2010. The carrying values of financial instruments, which consist of cash and cash equivalents, investments, accounts receivable, prepaid expenses and other current assets, deposits paid for acquisition of subsidiaries, amount due from and due to related parties and accounts payable approximates their carrying value as of December 31, 2009 and 2010 due to their short-term nature. The Group does not use derivative instruments to manage risks.
(r) Share-based Compensation
     The Company’s share-based compensation with employees, such as restricted shares and share options, is measured at the grant date, based on the fair value of the award, and is recognized as expense over the requisite service period. The Company has made an estimate of expected forfeitures and is recognizing compensation cost only for those equity awards expected to vest.
     The Group’s total share-based compensation expense for the years ended December 31, 2008, 2009 and 2010 was $42,615,166, $66,503,134 and $45,591,618, respectively.
     The following table summarizes the share-based compensation recognized in the consolidated statements of operations:

	For the years ended December 31,
	2008	2009	2010
Cost of sales	$1,469,847	$1,504,092	$976,822
General and administrative	22,890,581	26,037,349	40,272,194
Selling and marketing	15,814,828	12,221,732	4,342,602
Net income (loss) from discontinued operations	2,439,910	26,739,961	—

Total	$42,615,166	$66,503,134	$45,591,618

(s) Income (Loss) per Share
     Basic income (loss) per share is computed by dividing income attributable to Focus Media Holdings Limited shareholders by the weighted average number of ordinary shares outstanding during the year. Diluted income (loss) per ordinary share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares and is calculated using the treasury stock method for stock options and unvested shares. Common equivalent shares for which the exercise price exceeds the average market price over the period have an anti-dilutive effect on income per share and, accordingly, are excluded from the calculation. Common equivalent shares are also excluded from the calculation in loss periods as their effects would be anti-dilutive.
(t) Non-controlling Interest
     As of December 31, 2009 and 2010, the majority of the Group’s noncontrolling interest is attributable to the LCD display segment.
     The following schedule shows the effects of changes in Focus Media’s ownership interest in its subsidiaries on equity attributable to Focus Media:

	For the years ended December 31,
	2008	2009	2010

Net income (loss) attributable to Focus Media	$(770,687,526)	$(213,257,044)	$184,273,477

Transfers (to) from the non-controlling interest:
Increase in Focus Media’s additional paid-in capital due to partial disposal subsidiaries	—	1,391,800	3,817,579

Net transfers (to) from non-controlling interest	—	1,391,800	3,817,579

Change from net income attributable to Focus Media and transfers (to) from noncontrolling interest	$(770,687,526)	$(211,865,244)	$188,091,056

(u) Government grants
     Unrestricted government subsidies from local governmental agencies, which allow the Group full discretion in utilizing the funds, were $13,864,412, $14,024,545 and $15,797,209 for the years ended December 31, 2008, 2009 and 2010, respectively, of which, $13,542,415, $11,122,063 and $14,706,120 was recorded as other operating income in the consolidated statements of operations and $321,997, $2,902,482 and $1,091,088 was related to discontinued operations.
(v) Recently Issued Accounting Standards
     In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2010-06, “Fair Value Measurements and Disclosures (Topic 820) — Improving Disclosures about Fair Value Measurements”. The ASU amends ASC 820 (formerly SFAS 157) to add new requirements for disclosures about (1) the different classes of assets and liabilities measured at fair value, (2) the valuation techniques and inputs used, (3) the activity in Level 3 fair value measurements, and (4) the transfers between Levels 1, 2, and 3. The guidance in the ASU is effective for the first reporting period beginning after December 15, 2009. The adoption of the ASU did not have a material impact on the Group’s financial statements, except for the requirement to provide the Level 3 activity of purchases, sales, issuances, and settlements on a gross basis, which will be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. In the period of initial adoption, entities will not be required to provide the amended disclosures for any previous periods presented for comparative purposes. However, those disclosures are required for periods ending after initial adoption. Early adoption is permitted. The Group does not expect the adoption of the Level 3 guidance of this ASU to have a significant impact on its consolidated financial statements.
     In December 2010, the FASB issued ASU 2010-28, “When to Perform Step 2 of the Goodwill Impairment Test for Reporting Units with Zero or Negative Carrying Amounts”. This ASU amends guidance for Step 1 of the goodwill impairment test for reporting units with zero or negative carrying amounts. For those reporting units, an entity is required to perform Step 2 of the goodwill impairment test if it is more likely than not that a goodwill impairment exists. ASU 2010-28 is effective for fiscal years and interim periods beginning after December 15, 2010, with early adoption not permitted. The Group does not expect that the adoption of ASU 2010-28 will have a material impact on its financial position, results of operations, or cash flows.
     In December 2010, the FASB issued ASU 2010-29, “Disclosure of Supplementary Pro Forma Information for Business Combinations”. This ASU specifies that if a public company presents comparative financial statements, the entity should only disclose revenue and earnings of the combined entity as though the business combination(s) that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period. ASU 2010-29 is effective prospectively for business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2010, with early adoption permitted. The adoption of ASU 2010-29 will not impact the Group’s financial position, results of operations, or cash flows.